Summary of Significant Accounting Policies (Details) - USD ($)	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Summary of Significant Accounting Policies (Textual)
Federal depository insurance coverage	$ 250,000	$ 250,000		$ 250,000		$ 250,000
Purchase of common stock		51,378	1,206,553	737,222	1,507,712
Offering costs	100,000
Applicable franchise and income taxes		$ 63,664	$ 370,729	$ 295,977	$ 500,784	1,113,001
Interest earned on marketable securities held in Trust Account		115,042	1,577,282	1,033,199	2,008,496	4,547,860
Deferred tax asset		203,000		203,000		88,000
Valuation allowance		203,000		203,000		88,000
Income tax expense		$ 13,664	$ 320,729	$ 195,977	$ 400,784	$ 913,051
Income tax rates		(3.70%)	22.50%	50.70%	22.70%
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Textual)
Purchase of common stock				14,400,000		14,400,000
Weighted average shares outstanding of Class A redeemable common stock		28,000,000	28,000,000	28,000,000	27,644,068	27,860,927
Class B common stock
Summary of Significant Accounting Policies (Textual)
Weighted average shares outstanding of Class B non-redeemable common stock	6,250,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000
Initial Public Offering [Member]
Summary of Significant Accounting Policies (Textual)
Offering costs		$ 15,930,162		$ 15,930,162		$ 15,930,162